Loans	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Loans	LOANS
Our loan portfolios by class at December 31 follow:

	2024	2023
	(In thousands)
Commercial
Commercial and industrial	$1,001,329	$810,145
Commercial real estate	936,035	869,586
Total commercial	1,937,364	1,679,731

Mortgage
1-4 family owner occupied - jumbo	875,551	859,236
1-4 family owner occupied - non-jumbo	299,142	301,172
1-4 family non-owner occupied	176,950	173,816
1-4 family - 2nd lien	133,947	116,032
Resort lending	31,136	35,616
Total mortgage	1,516,726	1,485,872

Installment
Boat lending	264,341	268,648
Recreational vehicle lending	224,537	251,852
Other	95,857	104,798
Total installment	584,735	625,298

Total loans	4,038,825	3,790,901
Allowance for credit losses	(59,379)	(54,658)
Net Loans	$3,979,446	$3,736,243

Loans include net deferred loan costs of $24.4 million and $25.3 million at December 31, 2024 and 2023, respectively.
During 2024, we sold $20.8 million of portfolio residential fixed rate and adjustable rate mortgage loans servicing retained and recognized a gain on sale of $0.42 million. During 2023, we sold $56.7 million of portfolio residential fixed and adjustable rate mortgage loans servicing retained and recognized a loss on sale of $0.14 million. During 2022, we sold $63.0 million of portfolio residential fixed and adjustable rate mortgage loans servicing retained and recognized a gain on sale of $0.55 million. These loan sale transactions were done primarily for asset/liability management purposes.
An analysis of the ACL by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2024
Balance at beginning of period	$16,724	$21,386	$4,126	$12,422	$54,658
Additions (deductions)
Provision for credit losses	5,903	922	65	(1,272)	5,618
Recoveries credited to allowance	249	309	2,153	—	2,711
Loans charged against the allowance	(4)	(300)	(3,304)	—	(3,608)
Balance at end of period	$22,872	$22,317	$3,040	$11,150	$59,379

2023
Balance at beginning of period	$13,817	$21,633	$4,290	$12,695	$52,435
Additions (deductions)
Provision for credit losses	3,430	(445)	509	(273)	3,221
Recoveries credited to allowance	531	352	1,915	—	2,798
Loans charged against the allowance	(1,054)	(154)	(2,588)	—	(3,796)
Balance at end of period	$16,724	$21,386	$4,126	$12,422	$54,658

2022
Balance at beginning of period	$11,519	$19,221	$3,749	$12,763	$47,252
Additions (deductions)
Provision for credit losses	1,845	2,047	1,349	(68)	5,173
Recoveries credited to allowance	453	435	1,608	—	2,496
Loans charged against the allowance	—	(70)	(2,416)	—	(2,486)
Balance at end of period	$13,817	$21,633	$4,290	$12,695	$52,435

The allocation of the ACL by portfolio segment at December 31 follows:

	2024		2023
	Allowance for Credit Losses Amount	Percent of Loans to Total Portfolio Loans	Allowance for Credit Losses Amount	Percent of Loans to Total Portfolio Loans
	(Dollars in thousands)
Commercial	$22,872	48.0%	$16,724	44.3%
Mortgage	22,317	37.5	21,386	39.2
Installment	3,040	14.5	4,126	16.5
Subjective allocation	11,150	—	12,422	—
Total	$59,379	100.0%	$54,658	100.0%
Loans on non-accrual status and past due more than 90 days (‘‘Non-performing Loans’’) at December 31 follow:

	Non-Accrual with no Allowance for Credit Loss	Non-Accrual with an Allowance for Credit Loss	Total Non- Accrual	90+ and Still Accruing	Total Non- Performing Loans
	(In thousands)
2024
Commercial
Commercial and industrial (1)	$—	$49	$49	$—	$49
Commercial real estate	—	—	—	—	—
Mortgage
1-4 family owner occupied - jumbo	1,480	—	1,480	—	1,480
1-4 family owner occupied - non-jumbo (2)	1,929	496	2,425	—	2,425
1-4 family non-owner occupied	—	157	157	—	157
1-4 family - 2nd lien	246	769	1,015	—	1,015
Resort lending	—	143	143	—	143
Installment
Boat lending	—	209	209	—	209
Recreational vehicle lending	—	377	377	—	377
Other	—	147	147	—	147
Total	$3,655	$2,347	$6,002	$—	$6,002

Accrued interest excluded from total	$—	$—	$—	$—	$—

2023
Commercial
Commercial and industrial (1)	$—	$7	$7	$—	$7
Commercial real estate	—	—	—	—	—
Mortgage
1-4 family owner occupied - jumbo	544	—	544	—	544
1-4 family owner occupied - non-jumbo (2)	575	1,655	2,230	432	2,662
1-4 family non-owner occupied	—	282	282	—	282
1-4 family - 2nd lien	—	624	624	—	624
Resort lending	—	143	143	—	143
Installment
Boat lending	—	352	352	—	352
Recreational vehicle lending	—	419	419	—	419
Other	—	199	199	—	199
Total	$1,119	$3,681	$4,800	$432	$5,232

Accrued interest excluded from total	$—	$—	$—	$—	$—

(1)	Non-performing commercial and industrial loans exclude $0.005 million and $0.021 million of government guaranteed loans at December 31, 2024 and 2023, respectively.

(2)	Non-performing 1-4 family owner occupied – non jumbo loans exclude $1.785 million and $2.170 million of government guaranteed loans at December 31, 2024 and 2023, respectively.
If non-performing loans had continued to accrue interest in accordance with their original terms, approximately $0.3 million, $0.3 million and $0.2 million of interest income would have been recognized in each of the years ended 2024, 2023 and 2022, respectively. Interest income recorded on these loans was approximately zero during each of the years ended 2024, 2023 and 2022.
The following table provides collateral information by class of loan for collateral-dependent loans with a specific reserve. A loan is considered to be collateral dependent when the borrower is experiencing financial difficulty and the repayment is expected to be provided substantially through the operation or sale of collateral.
The amortized cost of collateral-dependent loans by class at December 31, follows:

	Collateral Type		Allowance for Credit Losses
	Real Estate	Other
	(In thousands)
2024
Commercial
Commercial and industrial	$686	$5,166	$1,647
Commercial real estate	817	—	3
Mortgage
1-4 family owner occupied - jumbo	1,480	—	—
1-4 family owner occupied - non-jumbo	2,903	—	347
1-4 family non-owner occupied	—	—	—
1-4 family - 2nd lien	510	—	94
Resort lending	143	—	51
Installment
Boat lending	—	87	31
Recreational vehicle lending	—	266	94
Other	—	92	33
Total	$6,539	$5,611	$2,300

Accrued interest excluded from total	$5	$34

2023
Commercial
Commercial and industrial	$565	$232	$224
Commercial real estate	—	—	—
Mortgage
1-4 family owner occupied - jumbo	544	—	—
1-4 family owner occupied - non-jumbo	2,243	—	504
1-4 family non-owner occupied	211	—	178
1-4 family - 2nd lien	244	—	87
Resort lending	143	—	51
Installment
Boat lending	—	297	105
Recreational vehicle lending	—	303	107
Other	—	102	36
Total	$3,950	$934	$1,292

Accrued interest excluded from total	$1	$—
An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not Past Due	Total Loans
	30-59 days	60-89 days	90+ days	Total
	(In thousands)
2024
Commercial
Commercial and industrial	$78	$—	$54	$132	$1,001,197	$1,001,329
Commercial real estate	—	—	—	—	936,035	936,035
Mortgage
1-4 family owner occupied - jumbo	755	664	1,480	2,899	872,652	875,551
1-4 family owner occupied - non-jumbo	3,395	1,653	1,201	6,249	292,893	299,142
1-4 family non-owner occupied	329	—	—	329	176,621	176,950
1-4 family - 2nd lien	648	66	345	1,059	132,888	133,947
Resort lending	—	—	143	143	30,993	31,136
Installment
Boat lending	281	99	87	467	263,874	264,341
Recreational vehicle lending	622	395	190	1,207	223,330	224,537
Other	231	158	25	414	95,443	95,857
Total	$6,339	$3,035	$3,525	$12,899	$4,025,926	$4,038,825
Accrued interest excluded from total	$65	$44	$—	$109	$13,352	$13,461

2023
Commercial
Commercial and industrial	$—	$—	$28	$28	$810,117	$810,145
Commercial real estate	—	—	—	—	869,586	869,586
Mortgage
1-4 family owner occupied - jumbo	—	—	544	544	858,692	859,236
1-4 family owner occupied - non-jumbo	1,763	742	1,431	3,936	297,236	301,172
1-4 family non-owner occupied	215	64	158	437	173,379	173,816
1-4 family - 2nd lien	241	139	215	595	115,437	116,032
Resort lending	—	50	143	193	35,423	35,616
Installment
Boat lending	320	16	261	597	268,051	268,648
Recreational vehicle lending	414	35	280	729	251,123	251,852
Other	313	86	54	453	104,345	104,798
Total	$3,266	$1,132	$3,114	$7,512	$3,783,389	$3,790,901
Accrued interest excluded from total	$31	$17	$—	$48	$12,452	$12,500
For the year ended December 31, 2024 there were five mortgage - 1-4 family owner occupied - non-jumbo loans and one mortgage 1-4 family - 2nd lien loan modified as troubled loan modifications totaling $0.51 million (0.1% of the total loan class) and $0.07 million (0.1% of the total loan class), respectively. All of the troubled loan modifications during the year ended December 31, 2024 involved term extensions and added a weighted average 7.1 years to the life of the loans.
One of the mortgage - 1-4 family owner occupied - non-jumbo loans modified during the year ended December 31, 2024 also received a 3.625% interest rate reduction.
Of the loans modified during the year ended December 31, 2024, two are on non-accrual status totaling $0.3 million. For the year ended December 31, 2023, there were no troubled loan modifications or subsequent defaults.
A loan is generally considered to be in payment default once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.
In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.
Credit Quality Indicators – As part of our on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) risk grade of commercial loans, (b) the level of classified commercial loans, (c) credit scores of mortgage and installment loan borrowers, and (d) delinquency history and non-performing loans.
For commercial loans, we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:
Rating 1 through 6: These loans are generally referred to as our ‘‘non-watch’’ commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.
Rating 7 and 8: These loans are generally referred to as our ‘‘watch’’ commercial credits. These ratings include loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principal or interest is envisioned with these ratings.
Rating 9: These loans are generally referred to as our ‘‘substandard accruing’’ commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principal and interest primarily due to collateral coverage.
Rating 10 and 11: These loans are generally referred to as our ‘‘substandard - non-accrual’’ and ‘‘doubtful’’ commercial credits. These ratings include loans to borrowers with weaknesses that make collection of the loan in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.
Rating 12: These loans are generally referred to as our ‘‘loss’’ commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.
The following tables summarize loan ratings by loan class for our commercial loan portfolio segment at December 31:

	Commercial
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2024	2023	2022	2021	2020	Prior
	(In thousands)
December 31, 2024
Commercial and industrial
Non-watch (1-6)	$183,261	$137,270	$142,630	$71,225	$72,928	$106,086	$242,573	$955,973
Watch (7-8)	10,348	3,055	1,251	9,002	5,636	336	2,104	31,732
Substandard Accrual (9)	2,693	2,052	1,642	2,208	267	195	4,513	13,570
Non-Accrual (10-11)	—	—	—	47	—	7	—	54
Total	$196,302	$142,377	$145,523	$82,482	$78,831	$106,624	$249,190	$1,001,329
Accrued interest excluded from total	$612	$478	$361	$217	$342	$341	$959	$3,310
Current period gross charge-offs	$—	$—	$—	$—	$—	$4	$—	$4

Commercial real estate
Non-watch (1-6)	$142,154	$236,390	$153,321	$75,053	$49,969	$166,966	$72,879	$896,732
Watch (7-8)	—	—	16,007	—	—	4,400	18,079	38,486
Substandard Accrual (9)	—	—	—	135	—	682	—	817
Non-Accrual (10-11)	—	—	—	—	—	—	—	—
Total	$142,154	$236,390	$169,328	$75,188	$49,969	$172,048	$90,958	$936,035
Accrued interest excluded from total	$608	$632	$628	$166	$131	$658	$363	$3,186
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Total Commercial
Non-watch (1-6)	$325,415	$373,660	$295,951	$146,278	$122,897	$273,052	$315,452	$1,852,705
Watch (7-8)	10,348	3,055	17,258	9,002	5,636	4,736	20,183	70,218
Substandard Accrual (9)	2,693	2,052	1,642	2,343	267	877	4,513	14,387
Non-Accrual (10-11)	—	—	—	47	—	7	—	54
Total	$338,456	$378,767	$314,851	$157,670	$128,800	$278,672	$340,148	$1,937,364
Accrued interest excluded from total	$1,220	$1,110	$989	$383	$473	$999	$1,322	$6,496
Current period gross charge-offs	$—	$—	$—	$—	$—	$4	$—	$4

	Commercial
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2023	2022	2021	2020	2019	Prior
	(In thousands)
December 31, 2023
Commercial and industrial
Non-watch (1-6)	$110,472	$152,715	$70,081	$47,644	$42,576	$97,960	$260,634	$782,082
Watch (7-8)	96	5,239	964	2,580	4,173	2,277	11,938	27,267
Substandard Accrual (9)	—	—	547	—	21	4	196	768
Non-Accrual (10-11)	—	—	—	—	—	28	—	28
Total	$110,568	$157,954	$71,592	$50,224	$46,770	$100,269	$272,768	$810,145
Accrued interest excluded from total	$239	$438	$132	$128	$120	$326	$1,327	$2,710
Current period gross charge-offs	$—	$—	$—	$—	$—	$69	$25	$94

Commercial real estate
Non-watch (1-6)	$202,576	$169,230	$131,428	$29,684	$78,706	$176,265	$73,852	$861,741
Watch (7-8)	—	—	—	—	2,322	5,523	—	7,845
Substandard Accrual (9)	—	—	—	—	—	—	—	—
Non-Accrual (10-11)	—	—	—	—	—	—	—	—
Total	$202,576	$169,230	$131,428	$29,684	$81,028	$181,788	$73,852	$869,586
Accrued interest excluded from total	$548	$685	$431	$73	$347	$661	$288	$3,033
Current period gross charge-offs	$—	$—	$—	$—	$960	$—	$—	$960

Total Commercial
Non-watch (1-6)	$313,048	$321,945	$201,509	$77,328	$121,282	$274,225	$334,486	$1,643,823
Watch (7-8)	96	5,239	964	2,580	6,495	7,800	11,938	35,112
Substandard Accrual (9)	—	—	547	—	21	4	196	768
Non-Accrual (10-11)	—	—	—	—	—	28	—	28
Total	$313,144	$327,184	$203,020	$79,908	$127,798	$282,057	$346,620	$1,679,731
Accrued interest excluded from total	$787	$1,123	$563	$201	$467	$987	$1,615	$5,743
Current period gross charge-offs	$—	$—	$—	$—	$960	$69	$25	$1,054
For each of our mortgage and installment portfolio segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan portfolio segments at December 31:

	Mortgage (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2024	2023	2022	2021	2020	Prior
	(In thousands)
December 31, 2024
1-4 family owner occupied - jumbo
800 and above	$5,009	$12,192	$37,147	$51,242	$22,126	$14,291	$—	$142,007
750-799	33,118	43,013	106,378	194,725	58,703	35,103	1,275	472,315
700-749	13,981	13,602	40,219	68,687	17,552	11,669	450	166,160
650-699	4,537	10,286	19,366	15,736	6,937	6,555	1,500	64,917
600-649	—	2,265	9,528	1,636	2,288	4,619	—	20,336
550-599	746	—	2,414	1,086	2,803	—	—	7,049
500-549	—	—	—	—	900	664	—	1,564
Under 500	—	485	—	—	—	718	—	1,203
Unknown	—	—	—	—	—	—	—	—
Total	$57,391	$81,843	$215,052	$333,112	$111,309	$73,619	$3,225	$875,551
Accrued interest excluded from total	$264	$377	$634	$712	$264	$238	$31	$2,520
Current period gross charge-offs	$—	$—	$22	$—	$—	$—	$—	$22

1-4 family owner occupied - non-jumbo
800 and above	$1,919	$2,113	$14,018	$8,928	$3,089	$9,138	$4,066	$43,271
750-799	12,472	10,604	26,405	21,548	14,028	23,586	10,429	119,072
700-749	7,927	7,110	12,810	9,598	5,492	21,692	4,231	68,860
650-699	8,258	2,758	5,586	4,885	2,262	12,820	1,848	38,417
600-649	682	126	1,001	762	2,459	6,757	180	11,967
550-599	—	213	365	794	996	3,438	40	5,846
500-549	87	—	1,523	948	278	5,780	—	8,616
Under 500	—	—	—	98	652	2,343	—	3,093
Unknown	—	—	—	—	—	—	—	—
Total	$31,345	$22,924	$61,708	$47,561	$29,256	$85,554	$20,794	$299,142
Accrued interest excluded from total	$105	$139	$195	$113	$77	$368	$163	$1,160
Current period gross charge-offs	$—	$—	$—	$23	$—	$22	$—	$45

1-4 family non-owner occupied
800 and above	$4,122	$1,557	$7,468	$12,757	$4,204	$6,975	$897	$37,980
750-799	11,433	12,831	15,929	25,543	9,920	16,439	2,539	94,634
700-749	3,372	3,218	6,289	6,401	1,308	6,131	2,072	28,791
650-699	1,016	431	297	4,115	2,552	3,560	332	12,303
600-649	—	—	—	—	410	930	108	1,448
550-599	—	38	—	—	—	919	—	957
500-549	—	—	369	51	—	221	—	641
Under 500	—	—	—	—	—	196	—	196
Unknown	—	—	—	—	—	—	—	—
Total	$19,943	$18,075	$30,352	$48,867	$18,394	$35,371	$5,948	$176,950
Accrued interest excluded from total	$84	$85	$119	$134	$48	$166	$44	$680
Current period gross charge-offs	$—	$—	$—	$—	$—	$158	$—	$158

1-4 family - 2nd lien
800 and above	$751	$249	$219	$185	$1,161	$859	$12,245	$15,669
750-799	3,209	2,717	2,290	3,065	1,604	3,825	44,896	61,606
700-749	1,358	942	1,898	1,239	932	2,123	26,687	35,179
650-699	268	450	655	313	251	1,385	10,979	14,301
600-649	—	39	204	197	328	769	2,084	3,621
550-599	—	297	37	51	—	357	512	1,254
500-549	—	59	101	95	—	768	919	1,942
Under 500	—	—	20	—	—	350	5	375
Unknown	—	—	—	—	—	—	—	—
Total	$5,586	$4,753	$5,424	$5,145	$4,276	$10,436	$98,327	$133,947
Accrued interest excluded from total	$19	$23	$18	$11	$13	$42	$720	$846
Current period gross charge-offs	$—	$—	$—	$—	$—	$3	$22	$25

	Mortgage - continued (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2024	2023	2022	2021	2020	Prior
	(In thousands)
December 31, 2024
Resort lending
800 and above	$—	$—	$—	$534	$—	$4,079	$—	$4,613
750-799	—	39	639	740	724	12,845	—	14,987
700-749	—	—	268	—	212	4,851	—	5,331
650-699	—	—	—	—	354	4,622	—	4,976
600-649	—	—	—	—	—	1,051	—	1,051
550-599	—	—	—	—	—	92	—	92
500-549	—	—	—	—	—	86	—	86
Under 500	—	—	—	—	—	—	—	—
Unknown	—	—	—	—	—	—	—	—
Total	$—	$39	$907	$1,274	$1,290	$27,626	$—	$31,136
Accrued interest excluded from total	$—	$—	$4	$3	$4	$140	$—	$151
Current period gross charge-offs	$—	$—	$—	$—	$—	$50	$—	$50

Total Mortgage
800 and above	$11,801	$16,111	$58,852	$73,646	$30,580	$35,342	$17,208	$243,540
750-799	60,232	69,204	151,641	245,621	84,979	91,798	59,139	762,614
700-749	26,638	24,872	61,484	85,925	25,496	46,466	33,440	304,321
650-699	14,079	13,925	25,904	25,049	12,356	28,942	14,659	134,914
600-649	682	2,430	10,733	2,595	5,485	14,126	2,372	38,423
550-599	746	548	2,816	1,931	3,799	4,806	552	15,198
500-549	87	59	1,993	1,094	1,178	7,519	919	12,849
Under 500	—	485	20	98	652	3,607	5	4,867
Unknown	—	—	—	—	—	—	—	—
Total	$114,265	$127,634	$313,443	$435,959	$164,525	$232,606	$128,294	$1,516,726
Accrued interest excluded from total	$472	$624	$970	$973	$406	$954	$958	$5,357
Current period gross charge-offs	$—	$—	$22	$23	$—	$233	$22	$300

	Mortgage (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2023	2022	2021	2020	2019	Prior
	(In thousands)
December 31, 2023
1-4 family owner occupied - jumbo
800 and above	$6,299	$30,789	$63,377	$17,672	$4,503	$8,813	$1,084	$132,537
750-799	42,726	117,454	193,587	61,986	24,288	14,836	1,586	456,463
700-749	14,965	51,991	66,597	25,170	4,738	11,768	1,500	176,729
650-699	11,274	13,804	24,648	12,949	2,142	5,881	—	70,698
600-649	1,638	7,815	2,486	505	3,198	2,592	—	18,234
550-599	—	—	527	1,908	—	—	—	2,435
500-549	—	544	—	923	—	673	—	2,140
Under 500	—	—	—	—	—	—	—	—
Unknown	—	—	—	—	—	—	—	—
Total	$76,902	$222,397	$351,222	$121,113	$38,869	$44,563	$4,170	$859,236
Accrued interest excluded from total	$329	$669	$785	$299	$107	$156	$30	$2,375
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

1-4 family owner occupied - non-jumbo
800 and above	$2,280	$10,083	$7,780	$5,425	$2,802	$9,130	$3,029	$40,529
750-799	13,233	32,729	21,664	12,306	5,954	19,852	8,462	114,200
700-749	11,696	18,133	11,661	8,136	3,280	20,042	4,482	77,430
650-699	9,576	5,717	4,606	2,524	2,393	12,369	1,500	38,685
600-649	136	1,334	1,694	833	1,096	6,415	84	11,592
550-599	188	624	71	1,705	557	5,390	65	8,600
500-549	—	—	1,335	998	413	4,077	—	6,823
Under 500	—	311	462	272	518	1,750	—	3,313
Unknown	—	—	—	—	—	—	—	—
Total	$37,109	$68,931	$49,273	$32,199	$17,013	$79,025	$17,622	$301,172
Accrued interest excluded from total	$153	$235	$119	$78	$56	$331	$139	$1,111
Current period gross charge-offs	$—	$—	$—	$—	$—	$29	$—	$29

1-4 family non-owner occupied
800 and above	$2,320	$6,026	$12,338	$3,474	$3,048	$6,030	$1,199	$34,435
750-799	10,937	16,635	28,051	11,545	6,709	13,400	3,498	90,775
700-749	3,904	7,013	8,825	4,145	667	6,719	2,095	33,368
650-699	216	1,879	1,844	2,543	197	3,521	277	10,477
600-649	—	388	1,445	—	75	1,226	362	3,496
550-599	—	61	52	—	—	873	—	986
500-549	—	—	—	—	—	142	—	142
Under 500	—	—	—	—	—	137	—	137
Unknown	—	—	—	—	—	—	—	—
Total	$17,377	$32,002	$52,555	$21,707	$10,696	$32,048	$7,431	$173,816
Accrued interest excluded from total	$77	$125	$149	$60	$35	$146	$62	$654
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

1-4 family - 2nd lien
800 and above	$537	$156	$703	$389	$159	$1,153	$9,817	$12,914
750-799	2,260	2,879	2,359	2,341	898	3,084	38,277	52,098
700-749	1,895	1,243	1,464	324	224	2,348	25,849	33,347
650-699	425	285	182	519	302	1,869	8,945	12,527
600-649	51	107	97	67	37	563	1,886	2,808
550-599	—	80	203	—	157	238	638	1,316
500-549	—	—	12	—	—	487	331	830
Under 500	—	19	—	—	77	61	35	192
Unknown	—	—	—	—	—	—	—	—
Total	$5,168	$4,769	$5,020	$3,640	$1,854	$9,803	$85,778	$116,032
Accrued interest excluded from total	$19	$14	$10	$7	$6	$41	$707	$804
Current period gross charge-offs	$—	$—	$—	$—	$—	$5	$—	$5

	Mortgage - continued (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2023	2022	2021	2020	2019	Prior
	(In thousands)
December 31, 2023
Resort lending
800 and above	$—	$—	$99	$—	$—	$5,643	$—	$5,742
750-799	41	817	910	858	179	12,649	—	15,454
700-749	—	108	871	111	—	5,439	—	6,529
650-699	—	—	—	316	—	6,219	—	6,535
600-649	—	—	—	49	—	844	—	893
550-599	—	—	—	—	—	267	—	267
500-549	—	—	—	—	—	59	—	59
Under 500	—	—	—	—	—	137	—	137
Unknown	—	—	—	—	—	—	—	—
Total	$41	$925	$1,880	$1,334	$179	$31,257	$—	$35,616
Accrued interest excluded from total	$—	$4	$3	$4	$—	$142	$—	$153
Current period gross charge-offs	$—	$—	$—	$—	$—	$120	$—	$120

Total Mortgage
800 and above	$11,436	$47,054	$84,297	$26,960	$10,512	$30,769	$15,129	$226,157
750-799	69,197	170,514	246,571	89,036	38,028	63,821	51,823	728,990
700-749	32,460	78,488	89,418	37,886	8,909	46,316	33,926	327,403
650-699	21,491	21,685	31,280	18,851	5,034	29,859	10,722	138,922
600-649	1,825	9,644	5,722	1,454	4,406	11,640	2,332	37,023
550-599	188	765	853	3,613	714	6,768	703	13,604
500-549	—	544	1,347	1,921	413	5,438	331	9,994
Under 500	—	330	462	272	595	2,085	35	3,779
Unknown	—	—	—	—	—	—	—	—
Total	$136,597	$329,024	$459,950	$179,993	$68,611	$196,696	$115,001	$1,485,872
Accrued interest excluded from total	$578	$1,047	$1,066	$448	$204	$816	$938	$5,097
Current period gross charge-offs	$—	$—	$—	$—	$—	$154	$—	$154

(1)	Credit scores have been updated within the last twelve months.

	Installment (1)
	Term Loans Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
	(In thousands)
December 31, 2024
Boat lending
800 and above	$6,125	$6,702	$8,231	$7,492	$3,512	$9,079	$41,141
750-799	26,320	29,173	28,608	24,858	11,604	26,792	147,355
700-749	11,397	9,487	11,342	9,807	4,177	9,137	55,347
650-699	2,722	2,888	2,516	2,419	1,191	3,111	14,847
600-649	504	438	1,104	364	148	775	3,333
550-599	—	215	464	394	76	301	1,450
500-549	27	—	135	199	140	238	739
Under 500	—	35	14	—	—	80	129
Unknown	—	—	—	—	—	—	—
Total	$47,095	$48,938	$52,414	$45,533	$20,848	$49,513	$264,341
Accrued interest excluded from total	$179	$178	$124	$104	$50	$101	$736
Current period gross charge-offs	$8	$8	$71	$8	$49	$55	$199

Recreational vehicle lending
800 and above	$1,365	$4,270	$11,721	$9,776	$3,382	$7,262	$37,776
750-799	10,528	11,173	33,140	32,266	9,398	14,656	111,161
700-749	5,402	5,230	14,093	15,336	4,177	5,500	49,738
650-699	965	1,949	4,278	5,357	1,249	1,836	15,634
600-649	268	697	1,213	2,364	407	502	5,451
550-599	41	183	443	1,075	135	415	2,292
500-549	50	172	638	745	161	207	1,973
Under 500	—	67	156	207	19	63	512
Unknown	—	—	—	—	—	—	—
Total	$18,619	$23,741	$65,682	$67,126	$18,928	$30,441	$224,537
Accrued interest excluded from total	$69	$89	$156	$154	$41	$67	$576
Current period gross charge-offs	$—	$42	$321	$419	$42	$110	$934

Other
800 and above	$1,342	$1,323	$1,788	$938	$639	$831	$6,861
750-799	9,938	8,029	7,208	4,732	2,013	4,375	36,295
700-749	14,512	4,941	4,232	2,829	1,292	3,278	31,084
650-699	10,551	1,633	1,689	979	430	1,293	16,575
600-649	537	476	522	294	59	418	2,306
550-599	80	211	271	210	21	210	1,003
500-549	—	149	301	229	92	93	864
Under 500	11	17	58	49	3	50	188
Unknown	681	—	—	—	—	—	681
Total	$37,652	$16,779	$16,069	$10,260	$4,549	$10,548	$95,857
Accrued interest excluded from total	$96	$65	$40	$22	$10	$63	$296
Current period gross charge-offs	$1,829	$98	$106	$27	$8	$103	$2,171

Total installment
800 and above	$8,832	$12,295	$21,740	$18,206	$7,533	$17,172	$85,778
750-799	46,786	48,375	68,956	61,856	23,015	45,823	294,811
700-749	31,311	19,658	29,667	27,972	9,646	17,915	136,169
650-699	14,238	6,470	8,483	8,755	2,870	6,240	47,056
600-649	1,309	1,611	2,839	3,022	614	1,695	11,090
550-599	121	609	1,178	1,679	232	926	4,745
500-549	77	321	1,074	1,173	393	538	3,576
Under 500	11	119	228	256	22	193	829
Unknown	681	—	—	—	—	—	681
Total	$103,366	$89,458	$134,165	$122,919	$44,325	$90,502	$584,735
Accrued interest excluded from total	$344	$332	$320	$280	$101	$231	$1,608
Current period gross charge-offs	$1,837	$148	$498	$454	$99	$268	$3,304

	Installment (1)
	Term Loans Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
	(In thousands)
December 31, 2023
Boat lending
800 and above	$6,110	$8,150	$8,250	$3,612	$4,061	$7,665	$37,848
750-799	34,174	35,921	29,665	16,329	13,173	21,432	150,694
700-749	15,593	15,042	11,859	4,481	4,757	7,279	59,011
650-699	3,652	3,029	4,277	1,545	1,237	2,842	16,582
600-649	281	432	808	268	171	620	2,580
550-599	85	344	229	139	108	335	1,240
500-549	—	152	207	97	—	198	654
Under 500	—	—	—	—	—	39	39
Unknown	—	—	—	—	—	—	—
Total	$59,895	$63,070	$55,295	$26,471	$23,507	$40,410	$268,648
Accrued interest excluded from total	$216	$154	$132	$63	$58	$91	$714
Current period gross charge-offs	$—	$53	$—	$—	$15	$53	$121

Recreational vehicle lending
800 and above	$3,168	$10,759	$11,568	$3,484	$3,838	$5,482	$38,299
750-799	15,677	41,037	39,113	13,025	8,415	11,934	129,201
700-749	6,481	18,630	20,161	5,243	3,689	4,460	58,664
650-699	2,524	5,108	6,073	1,706	936	1,157	17,504
600-649	713	724	1,573	394	308	429	4,141
550-599	90	304	973	71	249	383	2,070
500-549	—	880	326	153	136	154	1,649
Under 500	—	108	106	34	70	6	324
Unknown	—	—	—	—	—	—	—
Total	$28,653	$77,550	$79,893	$24,110	$17,641	$24,005	$251,852
Accrued interest excluded from total	$112	$201	$189	$56	$44	$53	$655
Current period gross charge-offs	$28	$122	$192	$32	$81	$11	$466

Other
800 and above	$1,599	$1,673	$1,633	$897	$582	$756	$7,140
750-799	11,782	11,017	6,600	3,557	1,622	4,077	38,655
700-749	16,717	6,564	5,013	2,268	1,047	3,361	34,970
650-699	12,483	2,997	1,494	627	266	1,390	19,257
600-649	515	605	395	138	107	410	2,170
550-599	49	329	294	35	53	176	936
500-549	98	260	246	43	31	72	750
Under 500	—	97	65	14	57	38	271
Unknown	649	—	—	—	—	—	649
Total	$43,892	$23,542	$15,740	$7,579	$3,765	$10,280	$104,798
Accrued interest excluded from total	$101	$62	$34	$17	$10	$67	$291
Current period gross charge-offs	$1,677	$104	$44	$17	$12	$147	$2,001

Total installment
800 and above	$10,877	$20,582	$21,451	$7,993	$8,481	$13,903	$83,287
750-799	61,633	87,975	75,378	32,911	23,210	37,443	318,550
700-749	38,791	40,236	37,033	11,992	9,493	15,100	152,645
650-699	18,659	11,134	11,844	3,878	2,439	5,389	53,343
600-649	1,509	1,761	2,776	800	586	1,459	8,891
550-599	224	977	1,496	245	410	894	4,246
500-549	98	1,292	779	293	167	424	3,053
Under 500	—	205	171	48	127	83	634
Unknown	649	—	—	—	—	—	649
Total	$132,440	$164,162	$150,928	$58,160	$44,913	$74,695	$625,298
Accrued interest excluded from total	$429	$417	$355	$136	$112	$211	$1,660
Current period gross charge-offs	$1,705	$279	$236	$49	$108	$211	$2,588

(1)	Credit scores have been updated within the last twelve months.
Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2024	2023
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$1,674,111	$1,772,030
Freddie Mac	1,373,145	1,381,693
Ginnie Mae	146,363	161,899
FHLB	302,779	173,311
Other	47,347	52,936
Total	$3,543,745	$3,541,869
Custodial deposit accounts maintained in connection with mortgage loans serviced for others totaled $29.4 million and $28.6 million, at December 31, 2024 and 2023, respectively.
If we do not remain well capitalized for regulatory purposes (see note #20), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth, we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate net gains on mortgage loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be well capitalized for regulatory purposes. For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters.
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2024	2023	2022
	(In thousands)
Balance at beginning of period	$42,243	$42,489	$26,232
Originated servicing rights capitalized	4,020	3,956	6,061
Change in fair value due to price	4,540	(280)	14,272
Change in fair value due to pay downs	(4,007)	(3,922)	(4,076)
Balance at end of year	$46,796	$42,243	$42,489
Loans sold and serviced that have had servicing rights capitalized	$3,543,745	$3,541,869	$3,493,312
Fair value of capitalized mortgage loan servicing rights was determined using an average coupon rate of 4.13%, average servicing fee of 0.26%, average discount rate of 10.37% and an average Public Securities Association (‘‘PSA’’) prepayment rate of 125 for December 31, 2024; and average coupon rate of 3.89%, average servicing fee of 0.26%, average discount rate of 10.25% and an average PSA prepayment rate of 142 for December 31, 2023.
On December 5, 2024 we executed a letter of intent to sell a portion of our mortgage loan servicing rights to a third party. This sale closed on January 31, 2025 with the sale of approximately $935.3 million of mortgage loan servicing rights (26.4% of total servicing portfolio). This sale represents approximately $13.2 million (28.2%) of the total capitalized mortgage loan servicing right asset. While this transaction closed on January 31, 2025, we continued to service these loans under a sub-servicing arrangement through March 3, 2025, at which time servicing was transferred to the buyer. While there remains a customary hold back of final settlement funds of approximately $0.66 million relating to this transaction, we are not aware of any issues that will have a material impact on this final payment. Transaction expenses relating to this sale were approximately $0.5 million and will be expensed during the first quarter of 2025.